UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6094
THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
Michael A. Pignataro 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2004 to September 30, 2004

Item 1:                   Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments - September 30, 2004 (Unaudited)

Description	No. of Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-98.64%
Argentina-2.24%
Steel-Producers-1.21%
Tenaris S.A., ADR	34,100	$1,554,619

Telephone-Integrated-1.03%
Nortel Inversora S.A., PNB, ADR†	45,700	336,352
Telecom Argentina S.A., ADR†	91,000	993,720
		1,330,072
Total Argentina
(Cost $2,425,139)		2,884,691

Brazil-47.61%
Aerospace/Defense-Equipment-1.28%
Empresa Brasileira de Aeronautica S.A., ADR	62,400	1,647,360

Airlines-0.92%
Gol - Linhas Aereas Inteligentes S.A., ADR†	58,600	1,189,580

Banking-6.34%
Banco Bradesco S.A., PN	39,600	2,087,345
Banco Itaú Holding Financeira S.A., PN	38,760,000	4,304,407
União de Bancos Brasileiros S.A., GDR	73,100	1,771,213
		8,162,965
Bottling-2.74%
Companhia de Bebidas das Americas, PN, ADR	157,600	3,530,240

Cellular Telecommunications-0.75%
Telesp Celular Participações S.A., ADR†	157,000	970,260

Cosmetics & Toiletries-1.40%
Natura Cosmeticos S.A.	89,000	1,799,300

Electric-Integrated-3.30%
Centrais Elétricas Brasileiras S.A., PNB	137,000,000	2,036,551
Companhia Energética de Minas Gerais, ADR	103,900	2,207,875
		4,244,426
Mining-8.35%
Caemi Mineracao e Metalurgia S.A., PN †	1,030,000	648,478
Companhia Vale do Rio Doce, ADR	525,000	10,106,250
		10,754,728
Oil & Natural Gas-11.37%
Petróleo Brasileiro S.A., ADR	459,000	14,651,280

Paper & Related Products-1.52%
Aracruz Celulose S.A., ADR	30,100	996,912
Votorantim Celulose e Papel S.A., ADR	28,000	967,400
		1,964,312
Petrochemicals-0.52%
Braskem S.A., PNA†	20,000,000	665,967

Public Thoroughfares-0.47%
Companhia de Concessoes Rodoviarias	46,800	603,211

Steel-2.17%
Companhia Siderúrgica Nacional S.A., ON	52,400	813,767
Gerdau S.A., PN	49,600	808,451

Usinas Siderúrgicas de Minas Gerais S.A., PNA	75,700	$1,172,966
		2,795,184

Telephone-Integrated-5.80%
Brasil Telecom Participações S.A.	85,200,000	609,423
Brasil Telecom Participações S.A., ADR	29,500	955,800
Tele Norte Leste Participações S.A., ADR	162,400	2,148,552
Tele Norte Leste Participações S.A., ON	152,660	1,893,433
Telecomunicações de São Paulo S.A., PN	106,600,000	1,864,288
		7,471,496
Textiles-0.21%
Companhia de Tecidos Norte de Minas, PN	2,800,000	268,346

Transportation-0.47%
All America Latina Logistica, PN†	29,000	602,518

Total Brazil
(Cost $43,362,176)		61,321,173

Chile-8.97%
Banking-1.24%
Banco Santander Chile S.A.	29,273,000	785,917
Banco Santander Chile S.A., ADR	14,900	416,306
Corpbanca S.A., ADR††	14,818	397,831
		1,600,054

Chemicals-Diversified-0.68%
Sociedad Química y Minera de Chile S.A., Class B	182,100	876,441

Diversified Operations-1.34%
Empresas Copec S.A.	238,785	1,719,987

Electric-Integrated-1.07%
Empresa Nacional de Electricidad S.A.	1,474,568	772,467
Enersis S.A.†	2,500,000	360,154
Enersis S.A., ADR	34,200	247,608
		1,380,229

Food & Beverages-0.68%
Embotelladora Andina S.A., PNA	206,721	426,403
Viña Concha y Toro S.A.	404,311	450,087
		876,490

Food-Retail-0.46%
Cencosud S.A., ADR†	27,500	594,322

Paper & Related Products-0.81%
Empresas CMPC S.A.	50,000	1,039,617

Telephone-Integrated-2.69%
Compañía de Telecomunicaciones de Chile S.A., ADR	192,600	2,135,934
Compañía de Telecomunicaciones de Chile S.A., Class A	305,000	841,328
Empresa Nacional de Telecomunicaciones S.A.	71,500	491,727
		3,468,989
Total Chile
(Cost $8,719,368)		11,556,129

Latin America-0.98%
Telecommunications-0.00%
International Wireless Communications Holdings Corp.‡	12,636	0

Venture Capital-0.98%
J.P. Morgan Latin America Capital Partners (Cayman), L.P.†‡	880,437	$734,135
J.P. Morgan Latin America Capital Partners (Delaware), L.P.†‡#	1,398,860	527,692
Total Latin America
(Cost $1,951,954)		1,261,827

Mexico-33.44%
Airport Development/ Maintanance-1.46%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	85,200	1,882,920

Broadcast, Radio & Television-3.07%
Grupo Televisa S.A., ADR	74,900	3,949,477

Building-Heavy Construction-1.40%
Empresas ICA Sociedad Controladora S.A. de C.V.†	5,309,600	1,806,731

Cellular Telecommunications-9.17%
América Móvil, S.A. de C.V., Series L, ADR	302,800	11,818,284

Cement-2.86%
Cemex, S.A. de C.V., ADR	130,807	3,680,909

Engineering & Construction-0.96%
Corporación GEO, S.A. de C.V., Series B†	854,500	1,232,758

Financial Services-0.62%
Grupo Financiero Banorte S.A. de C.V., Series O	169,200	796,104

Food & Beverages-3.05%
Fomento Economico Mexicano, S.A. de C.V., ADR	51,900	2,292,942
Grupo Bimbo, S.A. de C.V., Series A	284,100	619,900
Grupo Modelo, S.A. de C.V., Series C	418,500	1,016,659
		3,929,501
Metal-Diversified-1.57%
Grupo Mexico S.A., de C.V., Class B†	500,100	2,017,066

Real Estate Development-1.67%
Consorcio ARA, S.A. de C.V.†	384,500	1,095,922
Desarrolladora Homex S.A. de C.V., ADR†	18,500	382,025
Urbi, Desarrollos Urbanos, S.A. de C.V.†	183,300	670,345
		2,148,292
Retail-Major Department Stores-1.99%
Wal-Mart de México, S.A. de C.V., Series V	524,300	1,779,470
Wal-Mart de México, S.A. de C.V., Series V, ADR	23,306	789,983
		2,569,453
Telephone-Integrated-5.62%
Teléfonos de México, S.A. de C.V., Class L, ADR	224,300	7,238,161

Total Mexico
(Cost $32,803,891)		43,069,656

Panama-0.45%
Banking-0.45%
Banco Latinoamericano de Exportaciones, S.A., E Shares
(Cost $597,191)	37,600	577,160

Peru-1.81%
Financial Services-0.49%
Credicorp Limited	45,000	631,800

Mining-1.32%
Compania de Minas Buenaventura S.A.u., ADR	71,400	1,695,750

Total Peru
(Cost $2,176,361)		$2,327,550

Venezuela-2.00%
Telephone-Integrated-2.00%
Compañía Anónima Nacional Teléfonos de Venezuela, ADR	114,300	2,575,179
(Cost $1,837,504)

Global-1.14%
Venture Capital-1.14%
Emerging Markets Ventures I L.P.†‡#
(Cost $1,543,548)	2,205,494	1,470,491

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $95,417,132)		127,043,856

SHORT-TERM INVESTMENTS-3.15%

Chilean Mutual Fund-0.07%
Cruz del Sur Moneda
(Cost $84,412)	50,888	86,042

	Principal Amount (000’s)
Grand Cayman-3.08%
Brown Brothers Harriman & Co., overnight deposit, 1.05%, 10/01/04* (Cost $3,973,000)	$3,973	3,973,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,057,412)		4,059,042
Total Investments-101.79%
(Cost $99,474,544)		131,102,898

Liabilities in Excess of Cash and Other
Assets-(1.79)%		(2,305,121)

NET ASSETS-100.00%		$128,797,777

†	Security is non-income producing.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the directon of, the Board of Directors under procedures established by the Board of Directors.

#

As of September 30, 2004, the Fund has committed to investing additional capital as follows: J.P. Morgan Latin America Capital Partners (Delaware), L.P. ($1,623,892) and Emerging Markets Ventures I, L.P. ($294,506), The aggregate amount of open commitments for the Fund is $1,918,398.

*	Variable rate account. Rate resets on a daily basis: amounts are available on the same business day.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.
ON	Ordinary Shares.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At September 30, 2004, the Fund held 2.12% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $3,495,502 and a fair vlaue of $2,732,318.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.  Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Fund’s Board of Directors under procedures established by the Board of Directors in the absence of a readily ascertainable market values.   The table below shows the number of units/shares held, the acquisition dates, aggregate costs, fair value as of  September 30, 2004, per unit/shares of such securities and percent of net assets which the securities comprise.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value	Value Per Unit/Share	Percent of Net Assets
Emerging Markets Ventures I L.P.	2,194,792	01/22/98-12/30/03	$1,533,406	$1,463,356	$0.67	1.13
	10,702	7/6/2004	10,142	7,135	0.67	0.01
	2,205,494		1,543,548	1,470,491		1.14
International Wireless Communications Holdings Corp.	12,636	12/08/97	274,680	0	0.00	0.00

J.P. Morgan Latin America
Capital Partners (Cayman) L.P.,	880,437	04/10/00-5/28/03	854,576	734,135	0.83	0.57

J.P. Morgan Latin America Capital Partners (Delaware) L.P.,	1,295,734	04/10/00-04/17/03	762,047	488,790	0.38	0.38
	103,126	03/26/04	60,651	38,902	0.38	0.03
	1,398,860		822,698	527,692		0.41

Total			$3,495,502	$2,732,318		2.12

Federal Income Tax Cost - At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $103,304,367, $29,405,153, $(1,606,622) and $27,798,531, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 24, 2004